Equity - Summary of changes in issued share capital (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of number of shares outstanding [abstract]
Beginning balance, ordinary shares (in shares)		3,726,539	3,904,065	3,900,669
Issue of shares (in shares)		5	2,935	3,397
Cancellation of shares (in shares)		(228,350)	(180,461)
Ending balance, ordinary shares (in shares)		3,498,194	3,726,539	3,904,065
Beginning balance, amount		€ 37	€ 39	€ 39
Cancellation of shares	€ (1,201)	(2)	(2)
Issue of shares		0
Ending balance, amount		€ 35	€ 37	€ 39
Ordinary shares
Disclosure of classes of share capital [line items]
Par value (in eur per share)		€ 0.01